Concentration Risk	12 Months Ended
Dec. 31, 2016
Concentration Risk [Abstract]
CONCENTRATION RISK

NOTE 12 - CONCENTRATION RISK:

Major customers and vendors are defined as those from whom the Group derives at least 10% of its revenues and cost of revenues, respectively.

During 2016, 2015 and 2014, revenues from the major customers reflected 79% (two customers), 91% (three customers) and 83% (three customers) of the total consolidated revenues, respectively.

During 2016, 2015 and 2014, the cost of revenues from major vendors reflected 72% (three vendors), 70% (three vendors) and 79% (three vendors) of the total consolidated cost of revenues, respectively.